Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 27,174	$ 23,909
Held-to-maturity, market value		32,111
Amortized Cost	$ 295,683	$ 338,449
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	10,623,810	10,450,711
Common stock, shares outstanding	10,623,810	10,450,711
Net unrealized losses on available-for-sale securities, income taxes	$ 2,726	$ 1,498